Benefit Plans (Estimated Future Benefit Payments From Pension Plans) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
U.S. Plans - Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
2014	$ 48
2015	18
2016	18
2017	21
2018	19
2019-2023	119
Non-U.S. Plans - Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
2014	246
2015	255
2016	250
2017	260
2018	276
2019-2023	$ 1,576